Supplemental Cash Flow Information and Non-Cash Activities	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information and Non-Cash Activities

18. Supplemental Cash Flow Information and Non-Cash Activities

	2010		2011		2012
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	￦	3,752	￦	3,832	￦	3,727
Interest paid		32		58		55
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	￦	1,749	￦	3,978	￦	1,562
Offset of long-term deferred revenue and accounts payable		1,161		—		—
Reclassification of prepayment to intangible assets		92		1,392		312